Share Capital	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Share Capital	32. SHARE CAPITAL

		Group
	Ordinary shares of £1 each
Issued and fully paid share capital	No.	£m
At 31 December 2022, 1 January 2023 and 31 December 2023	7,060,000,000	7,060